UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
  (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
  (Address of principal executive offices) (Zip code)

Paul Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
  (Name and address of agent for service)

(414) 765-5346
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2019

Date of reporting period:  August 31, 2018

Item 1. Reports to Stockholders.

Semi-Annual Report
August 31, 2018

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF
Ticker: PPTY

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the PPTY – U.S. Diversified Real Estate ETF (“PPTY” or the “Fund”). The following information pertains to the fiscal period of inception through August 31, 2018. The Fund seeks to track the total return performance, before fees and expenses, of the PPTYX – U.S. Diversified Real Estate Index (the “Index”). The Index is a passive, rules-based strategy index of US real estate equity securities of issuers domiciled and traded in the United States.

The Fund had positive performance during the fiscal period ending on August 31, 2018. The market price for PPTY increased 15.87% and the NAV increased 15.85%, while the S&P 500, a broad market index, gained 10.07% and the Morningstar U.S. Real Estate Index gained 16.17% over the same period. The Fund’s Index returned 15.59%. Meanwhile, outstanding shares ended the period at 2,850,000.

For the period, the largest positive contributor to return was AvalonBay Communities Inc (AVB US), adding 0.58% to the return of the Fund, gaining 17.43% with an average weighting of 3.31%. The second largest contributor to return was Equity Residential (EQR US), adding 0.57% to the return of the Fund, gaining 15.85% with an average weighting of 3.63%. The third largest contributor to return was Mid-America Apartment Communities Inc (MAA US), adding 0.56% to the return of the Fund, gaining 20.19% with an average weighting of 2.81%.

For the period, the largest negative contributor to return was Marriott International Inc/MD (MAR US), detracting 0.15% from the return of the Fund, declining 8.39% with an average weighting of 1.56%. The security contributing second-most negatively was Wyndham Destinations Inc (WYND US), detracting 0.06% from the return of the Fund, and declining 13.67% with an average weighting of 0.39%. The third largest negative contributor to return was Hilton Worldwide Holdings Inc (HLT US), detracting 0.03% from the return of the Fund, and declining 2.58% with an average weight of 0.93%.

For the period, the best performing security in the Fund was Seritage Growth Properties (SRG US), gaining 46.93% and contributing 0.07% to the return of the fund. The second-best performing security for the period was LaSalle Hotel Properties (LHO US), gaining 44.02% and contributing 0.10% to the return of the fund. The third-best performing security was CareTrust REIT Inc (CTRE US), gaining 41.06% for the period and contributing 0.13% to the return of the fund.

For the period, the worst performing security in the Fund was Wyndham Destinations Inc (WYND US), declining 13.67% and reducing the return of the fund by 0.06%. The second-worst performing security in the Fund was Marriott International Inc/MD (MAR US), declining 8.39% and reducing the return of the fund by 0.15%. The third-

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

worst performing security in the Fund was CorePoint Lodging Inc (CPLG US), declining 8.03% and reducing the return of the fund by 0.01%.

Sincerely,
Garrett Stevens, Chief Executive Officer
Exchange Traded Concepts, Advisor to the Fund

Must be preceded or accompanied by the most recent prospectus.

Past performance is not a guarantee of future results.

Investing involves risk, including the possible loss of principal. Because the Fund is a fund of funds, its investment performance largely depends on the investment performance of the Underlying Funds in which it invests. An investment in the Fund is subject to the risks associated with the Underlying Funds that comprise the Index, including risks related to investments in derivatives, REITs, foreign securities and municipal securities. Fixed-income securities prices generally fall as interest rates rise. High yield securities are subject to the increased risk of an issuers inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of the non-investment grade securities markets, real or perceived adverse economic conditions, and lower liquidity. Preferred stock is subject to many of the risks associated with debt securities, including interest rate risk. In addition, preferred stock may not pay a dividend, an issuer may suspend payment of dividends on preferred stock at any time, and in certain situations an issuer may call or redeem its preferred stock or convert it to common stock. International investments may also involve risk from unfavorable fluctuations in currency values, differences in generally accepted accounting principles, and from economic or political instability. There is no guarantee that the fund will meet its investment objective. The Fund may invest in derivatives, including futures contracts, which are often more volatile than other investments and may magnify the Funds gains or losses. Leverage may cause the effect of an increase or decrease in the value of the portfolio securities to be magnified and the fund to be more volatile than if leverage was not used. Although the Fund intends to invest in a variety of securities and instruments, the Fund will be considered to be non-diversified, as a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund.

The PPTYX - U.S. Diversified Real Estate Index constructed beginning with the universe of U.S.-listed equity securities with a market capitalization of at least $750 million and meeting certain liquidity thresholds (the “Equity Universe”). Companies in the Equity Universe are then screened to keep only those that derive at least 85% of their income from ownership or management of real property. Companies that meet this criterion are then screened to remove companies that are externally managed or that have a low percentage of their shares directly or indirectly available to the public. The companies remaining after the above screens will constitute the Index.  The Index is designed to ensure diversification by property type and by location, while favoring companies with prudent leverage (i.e., the debt-to-enterprise value ratio of real estate investments), all subject to a maximum individual security weighting of 4% at the time of each reconstitution of the Index. The Index is expected to be primarily composed of companies that qualify as real estate investment trusts (“REITs”), but may also include real estate companies that do not qualify as REITs.

The Standard & Poor’s 500 Index (S&P 500) is an unmanaged index containing common stocks of 500 industrial, transportation, utility, and financial companies, regarded as generally representative of the U.S. stock market. The index return reflects the reinvestment of income dividends and capital gain distributions, if

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

any, but does not reflect fees, brokerage commissions, or other expenses of investing. You cannot invest directly in an index.

The Morningstar® US REIT IndexSM is a free-float-weighted index that tracks the performance of publicly listed real estate investment trusts, or REITs. The qualifying REITs are identified by Morningstar’s proprietary Global Equity Classification Structure.

Fund holdings and sector allocations are subject to change at any time and are not a recommendation to buy or sell any security. Please see the Schedule of Investments for a complete list of Fund holdings.

Opinions expressed are those of the Fund manager and are subject to change, are not guaranteed and should not be considered investment advice.

Quasar Distributors, LLC, distributor.

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

PORTFOLIO ALLOCATION
As of August 31, 2018 (Unaudited)

	Percentage of
Asset Type	Net Assets
Common Stocks	4.2%
Real Estate Investment Trusts	95.6%
Short-Term Investments	0.2%
Other Assets in Excess of Liabilities	0.0	%(a)
Total	100.0%

(a)   Less than 0.05%

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

SCHEDULE OF INVESTMENTS
August 31, 2018 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS – 4.2%

	Consumer Discretionary – 3.9%
2,836	Choice Hotels International, Inc.	$221,350
10,400	Extended Stay America, Inc.	209,872
9,432	Hilton Worldwide Holdings, Inc.	732,112
3,822	Hyatt Hotels Corporation	295,670
9,629	Marriott International, Inc.	1,217,779
6,931	Wyndham Destinations, Inc.	306,350
4,191	Wyndham Hotels & Resorts, Inc.	237,839
		3,220,972
	Health Care – 0.3%
3,442	National HealthCare Corporation	265,275
	TOTAL COMMON STOCKS (Cost $3,591,176)	3,486,247

REAL ESTATE INVESTMENT TRUSTS – 95.6%

	Diversified – 10.5%
3,790	Alexander & Baldwin, Inc.	88,951
18,438	American Assets Trust, Inc.	728,301
49,686	Empire State Realty Trust, Inc.	873,977
15,911	Forest City Realty Trust, Inc.	400,162
8,952	Lexington Realty Trust	83,612
23,338	Liberty Property Trust	1,021,038
17,604	PS Business Parks, Inc.	2,296,089
265,508	VEREIT, Inc.	2,076,272
2,868	Washington Real Estate Investment Trust	90,514
14,263	WP Carey, Inc.	949,631
		8,608,547
	Health Care – 7.4%
15,550	CareTrust REIT, Inc.	286,898
29,045	HCP, Inc.	785,086
12,156	Healthcare Realty Trust, Inc.	376,350
16,477	Healthcare Trust of America, Inc.	470,748
6,697	LTC Properties, Inc.	311,076
6,228	Medical Properties Trust, Inc.	93,731
4,418	National Health Investors, Inc.	350,127
14,597	Omega Healthcare Investors, Inc.	482,431
21,776	Physicians Realty Trust	380,862

The accompanying notes are an integral part of these financial statements.

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

SCHEDULE OF INVESTMENTS
August 31, 2018 (Unaudited) (Continued)

Shares	Security Description	Value
REAL ESTATE INVESTMENT TRUSTS – 95.6% (Continued)

	Health Care – 7.4% (Continued)
3,558	Sabra Health Care REIT, Inc.	$83,898
19,003	Ventas, Inc.	1,137,709
19,401	Welltower, Inc.	1,294,240
		6,053,156
	Hotel & Resort – 3.3%
13,376	Apple Hospitality REIT, Inc.	236,086
3,504	Chatham Lodging Trust	75,161
5,500	Chesapeake Lodging Trust	181,005
14,777	DiamondRock Hospitality Company	176,733
24,192	Host Hotels & Resorts, Inc.	520,854
6,708	LaSalle Hotel Properties	235,518
10,103	Park Hotels & Resorts, Inc.	337,945
5,218	Pebblebrook Hotel Trust	201,467
3,504	RLJ Lodging Trust	76,773
2,964	Ryman Hospitality Properties, Inc.	262,996
5,595	Summit Hotel Properties, Inc.	76,819
12,636	Sunstone Hotel Investors, Inc.	212,032
3,624	Xenia Hotels & Resorts, Inc.	87,918
		2,681,307
	Industrial – 13.5%
3,714	Americold Realty Trust	92,479
40,791	Duke Realty Corporation	1,162,136
8,751	EastGroup Properties, Inc.	851,210
29,801	First Industrial Realty Trust, Inc.	967,340
3,421	Gramercy Property Trust	93,564
53,981	Monmouth Real Estate Investment Corporation	938,730
48,132	Prologis, Inc.	3,233,512
8,826	Rexford Industrial Realty, Inc.	286,845
45,174	STAG Industrial, Inc.	1,304,173
56,059	Terreno Realty Corporation	2,153,226
		11,083,215
	Office – 15.8%
7,219	Alexandria Real Estate Equities, Inc.	926,559
9,451	Boston Properties, Inc.	1,232,883
4,933	Brandywine Realty Trust	82,677

The accompanying notes are an integral part of these financial statements.

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

SCHEDULE OF INVESTMENTS
August 31, 2018 (Unaudited) (Continued)

Shares	Security Description	Value
REAL ESTATE INVESTMENT TRUSTS – 95.6% (Continued)

	Office – 15.8% (Continued)
3,804	Columbia Property Trust, Inc.	$91,600
17,046	Corporate Office Properties Trust	524,676
69,743	Cousins Properties, Inc.	652,097
18,727	Douglas Emmett, Inc.	731,477
85,480	Easterly Government Properties, Inc.	1,730,969
44,345	Equity Commonwealth(a)	1,421,700
23,667	Highwoods Properties, Inc.	1,177,197
35,296	Hudson Pacific Properties, Inc.	1,194,417
10,466	JBG SMITH Properties	392,056
13,263	Kilroy Realty Corporation	970,056
5,440	Paramount Group, Inc.	86,387
29,501	Piedmont Office Realty Trust, Inc.	585,300
8,049	SL Green Realty Corporation	840,316
3,352	Tier REIT, Inc.	79,912
3,837	Vornado Realty Trust	295,449
		13,015,728
	Residential – 22.2%
5,973	American Campus Communities, Inc.	250,448
83,969	American Homes 4 Rent	1,948,081
31,845	Apartment Investment & Management Company	1,394,811
15,941	AvalonBay Communities, Inc.	2,921,826
16,510	Camden Property Trust	1,569,441
4,232	Education Realty Trust, Inc.	175,120
8,587	Equity LifeStyle Properties, Inc.	831,909
43,719	Equity Residential	2,961,962
4,816	Essex Property Trust, Inc.	1,186,084
3,379	Invitation Homes, Inc.	78,967
23,785	Mid-America Apartment Communities, Inc.	2,463,175
8,107	Sun Communities, Inc.	836,480
42,303	UDR, Inc.	1,690,851
		18,309,155
	Retail – 13.3%
26,548	Acadia Realty Trust	757,149
6,768	Agree Realty Corporation	386,250
353	Alexander’s, Inc.	127,408
4,832	Brixmor Property Group, Inc.	88,039

The accompanying notes are an integral part of these financial statements.

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

SCHEDULE OF INVESTMENTS
August 31, 2018 (Unaudited) (Continued)

Shares	Security Description	Value
REAL ESTATE INVESTMENT TRUSTS – 95.6% (Continued)

	Retail – 13.3% (Continued)
4,737	DDR Corporation	$66,271
8,489	Federal Realty Investment Trust	1,108,748
13,113	Getty Realty Corporation	381,719
5,992	Kimco Realty Corporation	102,523
4,532	Kite Realty Group Trust	79,219
13,541	National Retail Properties, Inc.	624,105
5,928	Ramco-Gershenson Properties Trust	82,755
14,212	Realty Income Corporation	832,397
12,469	Regency Centers Corporation	823,328
51,539	Retail Opportunity Investments Corporation	1,017,380
43,612	Retail Properties of America, Inc.	555,181
4,676	Saul Centers, Inc.	280,560
2,110	Seritage Growth Properties	108,623
9,522	Simon Property Group, Inc.	1,742,811
9,792	Spirit Realty Capital, Inc.	81,959
3,204	Tanger Factory Outlet Centers, Inc.	77,088
1,268	Taubman Centers, Inc.	81,925
10,905	The Macerich Company	640,560
15,430	Urban Edge Properties	352,730
12,258	Urstadt Biddle Properties, Inc.	278,870
10,063	Weingarten Realty Investors	311,249
		10,988,847
	Specialized – 9.6%
5,248	CoreSite Realty Corporation	611,235
6,976	CubeSmart	213,117
11,541	CyrusOne, Inc.	772,785
16,572	Digital Realty Trust, Inc.	2,059,568
5,350	Equinix, Inc.	2,333,296
3,581	Extra Space Storage, Inc.	330,204
2,055	Life Storage, Inc.	200,568
5,345	National Storage Affiliates Trust	151,584
3,171	Public Storage	674,091
11,662	QTS Realty Trust, Inc.	533,303
		7,879,751
	TOTAL REAL ESTATE INVESTMENT TRUSTS
	(Cost $72,793,085)	78,619,706

The accompanying notes are an integral part of these financial statements.

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

SCHEDULE OF INVESTMENTS
August 31, 2018 (Unaudited) (Continued)

Shares	Security Description	Value
SHORT-TERM INVESTMENTS – 0.2%

	Money Market Funds – 0.2%
188,363	First American Treasury
	Obligations Fund, Class X, 1.854%(b)	$188,363
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $188,363)	188,363
	TOTAL INVESTMENTS – 100.0%
	(Cost $76,572,624)	82,294,316
	Other Assets in Excess of Liabilities – 0.0%(c)	25,841
	NET ASSETS – 100.0%	$82,320,157

(a)	Non-Income Producing Security.
(b)	Annualized seven-day yield as of August 31, 2018.
(c)	Less than 0.05%.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

STATEMENT OF ASSETS & LIABILITIES
August 31, 2018 (Unaudited)

ASSETS
Investments in Securities, at Value*	$82,294,316
Cash	13
Interest and Dividends Receivable	60,929
Total Assets	82,355,258

LIABILITIES
Management Fees Payable	35,101
Total Liabilities	35,101

NET ASSETS	$82,320,157

NET ASSETS CONSIST OF:
Paid-in Capital	$75,667,489
Undistributed Net Investment Income	403,324
Accumulated Net Realized Gain on:
Investments in Securities	527,652
Net Unrealized Appreciation on:
Investments in Securities	5,721,692
Net Assets	$82,320,157

Net Asset Value (unlimited shares authorized):
Net Assets	$82,320,157
Shares Outstanding (No Par Value)	2,850,000
Net Asset Value, Offering and Redemption Price per Share	$28.88
* Identified Cost:
Investments in Securities	$76,572,624

The accompanying notes are an integral part of these financial statements.

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

STATEMENT OF OPERATIONS
Period Ended August 31, 2018(a) (Unaudited)

INVESTMENT INCOME
Dividends	$662,435
Interest	511
Total Investment Income	662,946

EXPENSES
Management Fees	110,571
Total Expenses	110,571
Net Investment Income	552,375

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net Realized Gain on:
Investments in Securities	527,652
Net Change in Unrealized Appreciation of:
Investments in Securities	5,721,692
Net Realized and Unrealized Gain on Investments	6,249,344
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$6,801,719

(a)	The Fund commenced operations on March 26, 2018.

The accompanying notes are an integral part of these financial statements.

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
August 31, 2018(a)
(Unaudited)
OPERATIONS
Net Investment Income	$552,375
Net Realized Gain on Investments	527,652
Change in Unrealized Appreciation of Investments	5,721,692
Net Increase in Net Assets Resulting from Operations	6,801,719

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income	(149,051)
Total Distributions to Shareholders	(149,051)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	81,198,590
Payments for Shares Redeemed	(5,531,130)
Transaction Fees (Note 5)	29
Net Increase in Net Assets Derived from
Capital Share Transactions(b)	75,667,489
Net Increase in Net Assets	$82,320,157

NET ASSETS
Beginning of Period	$—
End of Period	$82,320,157
Undistributed Net Investment Income	$403,324

(a)	The Fund commenced operations on March 26, 2018.
(b)	Summary of capital share transactions is as follows:

Shares
Shares Sold	3,050,000
Shares Redeemed	(200,000)
Net Increase	2,850,000

The accompanying notes are an integral part of these financial statements.

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period

	Period Ended
	August 31, 2018
	(Unaudited)(a)
Net Asset Value, Beginning of Period	$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income(b)	0.31
Net Realized and Unrealized Gain on Investments	3.64
Total from Investment Operations	3.95

LESS DISTRIBUTIONS:
From Net Investment Income	(0.07)
Total Distributions	(0.07)
Transaction Fees (See Note 5)	—	(c)
Net Asset Value, End of Period	$28.88
Total Return	15.85	%(d)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$82,320

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.53	%(e)
Net Investment Income to Average Net Assets	2.65	%(e)
Portfolio Turnover Rate(f)	9	%(d)

(a)	Commencement of operations on March 26, 2018.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $0.005.
(d)	Not annualized.
(e)	Annualized.
(f)	Excludes impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

NOTES TO FINANCIAL STATEMENTS
August 31, 2018 (Unaudited)

NOTE 1 – ORGANIZATION

PPTY – U.S. Diversified Real Estate ETF (the “Fund”) is a diversified series of ETF Series Solutions (“ESS”) or (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to track the performance, before fees and expenses, of the PPTYX – U.S. Diversified Real Estate Index (the “Index”). The Fund commenced operations on March 26, 2018.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds a that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global SelectMarket® and Nasdaq Capital Market Exchange® (collectively “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.  Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Short-term securities, including repurchase agreements, that have maturities of less than 60 days at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

NOTES TO FINANCIAL STATEMENTS
August 31, 2018 (Unaudited) (Continued)

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”).  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

NOTES TO FINANCIAL STATEMENTS
August 31, 2018 (Unaudited) (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2018:

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$3,486,247	$—	$—	$3,486,247
Real Estate Investment Trusts	78,619,706	—	—	78,619,706
Short-Term Investments	188,363	—	—	188,363
Total Investments
in Securities	$82,294,316	$—	$—	$82,294,316

^ See Schedule of Investments for sector breakouts.

For the period ended August 31, 2018, there were no transfers into or out of Levels 1, 2 or 3. It is the Fund’s policy to record transfers into or out of Levels at the end of the period.

B.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date. Gains and losses realized from investment transactions are determined on a specific identification basis.  Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis.

Distributions received from a Fund’s investments in Real Estate Investment Trust (“REIT”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of their income and distributions for financial statement purposes. The actual character of distributions to a Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund’s shareholders may represent a return of capital.

C.
Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders.  Therefore, no federal income tax provision is required.  The Fund plans to file U.S. Federal and various state and local tax returns.  The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained.  Management has analyzed the Fund’s uncertain tax positions and conclude that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.  Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.  Income and capital gain distributions are determined in

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

NOTES TO FINANCIAL STATEMENTS
August 31, 2018 (Unaudited) (Continued)

accordance with federal income tax regulations, which may differ from U.S. GAAP.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statement of Operations.  During the period ended August 31, 2018, the Fund did not incur any interest or penalties.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income for the Fund are declared and paid on a quarterly basis and distributions from net realized gains on securities are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund.  The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

H.
Subsequent Events. In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. There were no events or transactions that occurred during the period subsequent to August 31, 2018, that materially impacted the amounts or disclosures in the Fund’s financial statements.

I.
Accounting Pronouncement.  In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

NOTES TO FINANCIAL STATEMENTS
August 31, 2018 (Unaudited) (Continued)

removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Fund’s financial statements and disclosures.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Exchange Traded Concepts, LLC (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Vident Investment Advisory, LLC is the Sub-Adviser (the “Sub-Adviser”) for the Fund. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with the Sub-Adviser, transfer agency, custody, fund administration, securities lending and accounting, and other non-distribution related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund paid the Adviser 0.53% at an annual rate based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s Custodian, transfer agent and accountant and fund accountant. Fund Services also serves as the transfer agent to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the period ended August 31, 2018, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were as follows:

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

NOTES TO FINANCIAL STATEMENTS
August 31, 2018 (Unaudited) (Continued)

	Purchases	Sales
PPTY – U.S. Diversified Real Estate ETF	$6,411,076	$4,563,759

For the period ended August 31, 2018, in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales
PPTY – U.S. Diversified Real Estate ETF	$79,559,946	$5,535,712

There were no purchases or sales of U.S. Government securities in the Fund during the period.

NOTE 5 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which have no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $250, payable to the custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Fund are displayed in the Capital Share Transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

NOTE 6 – BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under section 2(a)(9) of the 1940 Act. At August 31, 2018, the Fund is not aware of any shareholders owning greater than 25% of the outstanding shares of the Fund.

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

EXPENSE EXAMPLE
For the Period Ended August 31, 2018 (Unaudited)

As a shareholder of PPTY – U.S. Diversified Real Estate ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 26, 2018 – August 31, 2018).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During	Annualized
	March 26, 2018(a)	August 31, 2018	the Period	Expense Ratio
Actual	$1,000.00	$1,158.50	$2.48(b)	0.53%
Hypothetical
(5% annual return
before expenses)	$1,000.00	$1,022.53	$2.70(c)	0.53%

(a)	Fund commencement.
(b)
The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio multiplied by the average account value during the period, multiplied by 158/365, to reflect the period.

(c)
The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio multiplied by the average account value during the period, multiplied by 184/365, to reflect the one-half year period.

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on January 18, 2018 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the following agreements (collectively, the “Agreements”):

•	the Advisory Agreement (the “Advisory Agreement”) between Exchange Traded Concepts, LLC (the “Adviser”) and the Trust, on behalf of the PPTY – U.S. Diversified Real Estate ETF (the “Fund”), and

•	the Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between the Adviser, the Trust, on behalf of the Fund, and Vident Investment Advisory, LLC (the “Sub-Adviser”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser and Sub-Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser and Sub-Adviser; (ii) the cost of the services to be provided and the profits estimated to be realized by the Adviser and its affiliates from services rendered to the Fund; (iii) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (iv) the extent to which economies of scale are expected to be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; and (v) any other financial benefits to the Adviser, the Sub-Adviser, or their affiliates resulting from services rendered to the Fund.

Prior to the Meeting, representatives from the Adviser and Sub-Adviser, along with other service providers of the Fund, presented written information to help the Board evaluate each firm’s fees and other aspects of the Agreements. Additionally, a representative from the Adviser provided an oral overview of the Fund’s strategy, the services to be provided to the Fund by the Adviser and Sub-Adviser, and additional information about the Adviser’s personnel and other clients. The Board then discussed the written materials and oral presentation that it had received and any other information that the Board received at the Meeting, and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to the Fund. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

Chief Compliance Officer regarding his review of the Adviser’s compliance program and the Adviser’s experience managing other series of the Trust. The Board noted that it had received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s key personnel and the ownership structure of the firm.

The Board also considered other services to be provided to the Fund, such as monitoring adherence to the Fund’s investment restrictions and monitoring compliance with various Fund policies and procedures and with applicable securities regulations and monitoring the extent to which the Fund achieved its investment objective as a passively-managed fund. The Board noted that the Adviser currently serves as the adviser to other series of the Trust.

Historical Performance. The Board noted that the Fund had not yet commenced operations and concluded that performance of the Fund, thus, was not a relevant factor in their deliberations. The Board also considered that, because the Fund is designed to track the performance of an index and the trading for the Fund would be handled by the Sub-Adviser, the Fund’s performance would not be the direct result of investment decisions made by the Adviser. Consequently, with respect to the Fund’s performance, the Board in the future would focus on the Adviser’s oversight of the Sub-Adviser’s services, including whether the Fund’s performance exhibited significant tracking error.

Cost of Services Provided and Economies of Scale. The Board reviewed the estimated expense ratio for the Fund and compared it to the universe of U.S. Real Estate ETFs as reported by Morningstar (“Category Peer Group”). The Board noted that the expense ratio for the Fund was above the median of the Category Peer Group but noted that most of the other funds in the Category Peer Group were part of larger fund families and consequently, may benefit from an unusually low cost structure based on the scale of their fund family. The Board noted that the Fund’s expense ratio was reasonable given the proprietary and specialized nature of the Fund’s index.

The Board took into consideration that the advisory fee for the Fund was a “unified fee,” meaning that the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s profitability with respect to the Fund and the financial resources the Adviser had committed and proposed to commit to its business. The Board determined that such analyses were not a

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

significant factor given that the Fund had not yet commenced operations and consequently, the future size of the Fund was generally unpredictable. The Board noted that it intends to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion.  No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Approval of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services Provided. The Board considered the scope of services to be provided to the Fund under the Sub-Advisory Agreement, noting that the Sub-Adviser would provide investment management services to the Fund, as well as other ETFs, including certain series of the Trust. The Board noted the responsibilities that the Sub-Adviser would have as the Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund.

In considering the nature, extent, and quality of the services to be provided by the Sub-Adviser, the Board considered reports of the Trust’s Chief Compliance Officer with respect to the Sub-Adviser’s compliance program and its experience providing investment management services to other ETFs, including other series of the Trust. The Sub-Adviser’s registration form (“Form ADV”) was provided to the Board, as was the response of the Sub-Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations given the number of funds for which it would be sub-advising.

Historical Performance. The Board noted that the Fund had not yet commenced operations. Consequently, the Board determined that performance was not a relevant consideration with respect to the Fund. The Board also considered that, because the

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATION
(Unaudited) (Continued)

investment objective of the Fund is to track the performance of an index, the Board in the future would focus on the extent to which the Fund achieved its investment objective as a passively-managed fund.

Costs of Services Provided and Economies of Scale. The Board reviewed the advisory fee to be paid by the Adviser to the Sub-Adviser for its services to the Fund. The Board considered that the fee to be paid to the Sub-Adviser would be paid by the Adviser from the fee the Adviser received from the Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser based on the nature and expected size of the Fund. The Board further determined that the fee reflected an appropriate allocation of the advisory fee paid to each adviser given the work performed by each firm and noted that the fees were generally in line with those charged by the Sub-Adviser in connection with other similar series of the Trust and other funds managed by the Sub-Adviser. The Board also evaluated the compensation and benefits expected to be received by the Sub-Adviser from its relationship with the Fund, taking into account an analysis of the Sub-Adviser’s profitability with respect to the Fund and the Sub-Adviser’s affiliation with the Fund’s index provider.

Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement at the Meeting; rather, the Board based its determinations on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

PPTY – U.S. DIVERSIFIED REAL ESTATE ETF

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on their website at www.videntfinancialsolutions.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.videntfinancialsolutions.com.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve-months ending June 30 will be (1) available by calling toll-free at (800) 617-0004 and (2) the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE TRUSTEES
(Unaudited)

The SAI includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Fund’s website at www.videntfinancialsolutions.com.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to their daily NAV is available, without charge, on the Fund’s website at www.videntfinancialsolutions.com.

Adviser
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 207
Oklahoma City, Oklahoma  73120

Sub-Adviser
Vident Investment Advisory, LLC
300 Colonial Center Pkwy, Suite 330
Roswell, Georgia  30076

Index Provider
Vident Financial, LLC
300 Colonial Center Pkwy, Suite 150
Roswell, Georgia  30076

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin  53202

Custodian
U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin  53202

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC  20004-2541

PPTY – U.S. Diversified Real Estate ETF
Symbol – PPTY
CUSIP – 26922A511

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s [President/Principal Executive Officer] and [Assistant Treasurer/Acting Principal Financial Officer] have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)*    /s/Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date    October 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date    October 25, 2018

By (Signature and Title)*    /s/Brett M. Wickmann
Brett M. Wickmann, Assistant Treasurer (acting principal financial officer)

Date    October 25, 2018

* Print the name and title of each signing officer under his or her signature.